Guaranteed Minimums (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Guaranteed Minimum Death Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 2,278,819	$ 2,037,898
Net amount at risk	11,130	5,993
Guaranteed Minimum Death Benefit | Return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	1,514,852	1,302,899
Net amount at risk	2,221	1,179
Weighted age (years)	62 years 1 month 6 days	62 years 2 months 12 days
Guaranteed Minimum Death Benefit | Ratchet and return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	660,984	625,593
Net amount at risk	8,232	4,198
Weighted age (years)	64 years 7 months 6 days	64 years 8 months 12 days
Guaranteed Minimum Death Benefit | Reset
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	102,983	109,406
Net amount at risk	677	616
Weighted age (years)	74 years 9 months 18 days	76 years 1 month 6 days
Guaranteed Minimum Income Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	181,034	203,624
Net amount at risk	23,344	20,151
Guaranteed Minimum Income Benefit | Return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	10,697	11,388
Net amount at risk	132	134
Weighted age (years)	65 years 9 months 18 days	66 years 2 months 12 days
Guaranteed Minimum Income Benefit | Ratchet and rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	170,337	192,236
Net amount at risk	23,212	20,017
Weighted age (years)	63 years 7 months 6 days	63 years 6 months
Guaranteed Minimum Accumulation Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	479,920	438,851
Net amount at risk	3,673	808
Guaranteed Minimum Accumulation Benefit | Five years
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	26,335	32,307
Net amount at risk	84	13
Weighted age (years)	67 years 4 months 24 days	66 years 6 months
Guaranteed Minimum Accumulation Benefit | Target date retirement - 7 year
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	57,042	58,335
Net amount at risk	368	155
Weighted age (years)	62 years 8 months 12 days	61 years 8 months 12 days
Guaranteed Minimum Accumulation Benefit | Target date retirement - 10 year
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	22,803	23,064
Net amount at risk	69	29
Weighted age (years)	62 years 3 months 18 days	61 years 6 months
Guaranteed Minimum Accumulation Benefit | Target date with management levers
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	373,740	325,145
Net amount at risk	3,152	611
Weighted age (years)	62 years	61 years 2 months 12 days
Guaranteed Minimum Withdrawal Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	1,423,746	1,204,700
Net amount at risk	105,735	51,139
Guaranteed Minimum Withdrawal Benefit | No living benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	56,606	47,399
Weighted age (years)	67 years	67 years 3 months 18 days
Guaranteed Minimum Withdrawal Benefit | Life benefit with optional reset
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	91,834	100,047
Net amount at risk	4,087	3,014
Weighted age (years)	69 years 10 months 24 days	69 years 1 month 6 days
Guaranteed Minimum Withdrawal Benefit | Life benefit with 8% rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	34,001	36,826
Net amount at risk	3,691	2,348
Weighted age (years)	68 years 3 months 18 days	67 years 7 months 6 days
Guaranteed Minimum Withdrawal Benefit | Life benefit with management levers
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	1,241,305	1,020,428
Net amount at risk	$ 97,957	$ 45,777
Weighted age (years)	60 years 2 months 12 days	59 years 7 months 6 days